Income Taxes (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 77.2	$ 96.8
Unrecognized tax liabilities	50.1	$ 17.8
Canada [Member] | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	59.7
Mexico [Member] | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	24.9
United States [Member] | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	19.4
Turkey [Member] | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 3.7